Note 16 - Segmented Information and Revenue (Tables)	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
March 31, 2021	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$240,769	$1,907,372	$33,818	$2,181,959
Segmented liabilities	375,781	101,011	104,615	581,407
Segmented revenue	122,250	26,830	-	149,080
Segmented direct costs	29,882	42,400	-	72,282
Segmented selling, general & administrative expense	50,986	93,101	124,236	268,323
Segmented other expense	218	24,300	901	25,419
Segmented profit (loss)	(10,836)	(130,524)	(124,336)	(265,697)
March 31, 2020	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$483,281	$1,758,244	$67,547	$2,309,072
Segmented liabilities	368,896	625,325	144,634	1,138,855
Segmented revenue	71,051	26,073	-	91,124
Segmented direct costs	39,278	35,614	-	74,892
Segmented selling, general & administrative expense	(603,902)	91,102	156,593	(356,207)
Segmented other expense	897	28,319	144	29,360
Segmented profit (loss)	552,394	(128,961)	(156,738)	266,695
March 31, 2019	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$166,183	$991,858	$50,322	$1,208,363
Segmented liabilities	326,088	176,976	447,846	950,910
Segmented revenue	80,503	31,461	-	111,964
Segmented direct costs	23,005	21,931	-	44,936
Segmented selling, general & administrative expense	58,525	99,964	118,515	277,003
Segmented other expense	2,843	8,948	179	11,970
Segmented loss	(61,589)	(99,383)	(118,694)	(279,666)
Other Financial Items	2021	2020	2019
Online English Language Learning segmented income (loss)	$(10,833)	$552,394	$(61,589)
Print-Based English Language Learning segmented income (loss)	(130,522)	(128,961)	(99,383)
Head office	(124,336)	(156,738)	(118,694)
Foreign exchange	(149,933)	(49,169)	(2,867)
Interest income (expense)	(2,270)	20,954	(4,231)
Share-based payment	(1,780)	(4,861)	(27,758)
Other comprehensive income (loss)	151,420	165,461	(14,377)
Total Comprehensive Income (Loss)	$(268,257)	$399,080	$(328,899)

Disclosure of geographical areas [text block]
	2021	2020	2019
Canada	$18,451	$522,979	$48,585
China	497	538	604
	$18,948	$523,518	$49,189
	2021	2020	2019
Latin America	$106,686	$58,296	$66,118
China	30,213	27,221	34,162
Other	12,181	11,607	11,684
	$149,080	$97,124	$111,964